Description of Business (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013 segments	Dec. 31, 2011	Mar. 30, 2011 HII Credit Facility Revolver	Mar. 30, 2011 Senior Notes	Mar. 30, 2011 Term Loan HII Credit Facility
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments		2
Debt Instrument
Dividend to former parent in connection with spin-off	$ 1,429		$ 1,429
Debt instrument, face amount					1,200	575
Credit facility revolver				$ 650